UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08299

Oppenheimer International Small Company Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 5/31/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS May 31, 2013 / Unaudited

	Shares	Value
Common Stocks—98.4%
Consumer Discretionary—17.1%
Auto Components—0.5%
ElringKlinger AG	200,000	$7,190,212

Distributors—1.1%
Inchcape plc	1,700,000	14,023,241

Diversified Consumer Services—0.6%
Kroton Educacional SA	498,000	7,147,502

Hotels, Restaurants & Leisure—2.1%
Home Inns & Hotels Management, Inc., ADR[1]	100,000	2,899,000
J.D. Wetherspoon plc	1,500,000	15,033,896
OPAP SA	574,908	4,744,555
Rezidor Hotel Group AB1	1,309,937	5,819,226

		28,496,677

Household Durables—0.6%
SEB SA	94,810	7,443,793

Internet & Catalog Retail—3.6%
ASKUL Corp.	664,841	10,240,726
ASOS plc[1]	135,416	7,991,007
Ocado Group plc[1]	3,423,650	14,050,507
Start Today Co. Ltd.	692,758	10,251,809
Yoox SpA[1]	200,000	4,080,846

		46,614,895

Media—3.3%
COOKPAD, Inc.	5,000	137,104
CTS Eventim AG	229,462	10,043,309
CyberAgent, Inc.	3,108	6,064,106
Daily Mail & General Trust plc	657,430	7,623,896
GFK SE	276,044	13,142,502
Schibsted ASA	133,105	5,597,128

		42,608,045

Multiline Retail—0.6%
Don Quijote Co. Ltd.	158,300	7,153,796

Specialty Retail—3.2%
Dufry AG1	79,892	10,844,853
Dunelm Group plc	1,600,000	21,586,791
SuperGroup plc[1]	496,320	5,811,693
USS Co. Ltd.	49,520	5,720,301

		43,963,638

Textiles, Apparel & Luxury Goods—1.5%
Asics Corp.	432,000	6,573,051
Bijou Brigitte Modische Accessoires AG	60,000	6,154,673
Tod’s SpA	40,795	5,847,376

		18,575,100

Consumer Staples—6.8%
Beverages—1.9%
Britvic plc	970,000	7,787,818
Remy Cointreau SA	42,380	4,902,425

	Shares	Value
Beverages (Continued)
Treasury Wine Estates Ltd.	2,000,000	$11,558,824

		24,249,067

Food & Staples Retailing—0.7%
Eurocash SA	450,732	8,939,709

Food Products—1.7%
Aryzta AG1	140,518	8,044,015
Kaveri Seed Co. Ltd.	268,919	6,721,721
Mayora Indah Tbk PT	2,088,500	7,674,903
Pescanova SA1	138,481	1,800

		22,442,439

Household Products—0.8%
Rohto Pharmaceutical Co. Ltd.	755,833	11,023,224

Personal Products—1.7%
Colgate-Palmolive India Ltd.	500,000	12,879,659
Hypermarcas SA	1,225,600	9,664,947

		22,544,606

Energy—0.9%
Energy Equipment & Services—0.9%
Dresser-Rand Group, Inc.[1]	190,890	11,567,934

Financials—10.6%
Capital Markets—1.7%
CETIP SA	622,200	6,730,962
EFG International AG	539,072	6,627,424
IP Group plc[1]	2,821,735	5,908,312
Tullett Prebon plc	600,000	2,655,550

		21,922,248

Commercial Banks—0.8%
Bank of Ireland[1]	46,201,680	11,003,198

Consumer Finance—0.7%
International Personal Finance plc	1,141,890	8,956,450

Diversified Financial Services—1.0%
Crisil Ltd.	287,694	4,806,921
Moscow Exchange (The)	5,456,700	8,185,050

		12,991,971

Insurance—5.5%
Amlin plc	1,564,240	9,812,398
Baloise Holding AG	118,105	11,563,065
Delta Lloyd NV	649,695	12,662,291
Euler Hermes SA	150,140	14,545,474
Porto Seguro SA	567,400	7,041,504
St James’s Place plc	1,755,940	15,587,157

		71,211,889

Real Estate Investment Trusts (REITs)—0.9%
Frasers Centrepoint Trust	7,000,000	11,231,075

1	OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares	Value
Health Care—23.9%
Biotechnology—5.4%
Abcam plc	2,300,000	$15,744,807
Active Biotech AB1	315,919	2,419,703
Algeta ASA[1]	300,000	11,630,969
Basilea Pharmaceutica[1]	95,191	7,084,623
Galapagos NV1	121,175	2,595,170
Medivir AB, Cl. B1	489,887	5,193,690
QLT, Inc.[1]	530,670	4,160,453
Swedish Orphan Biovitrum AB1	2,841,128	17,629,720
ThromboGenics NV1	111,170	4,606,775

		71,065,910

Health Care Equipment & Supplies—3.8%
Carl Zeiss Meditec AG	500,000	15,993,843
Microport Scientific Corp.	8,004,000	6,365,829
Sartorius AG, Preference	138,909	14,387,098
Sirona Dental Systems, Inc.[1]	197,120	13,983,693

		50,730,463

Health Care Providers & Services—3.0%
Bangkok Dusit Medical Services Public Co. Ltd., Cl. F	2,355,700	13,083,430
Celesio AG	550,740	11,384,059
Diagnosticos da America SA	1,157,200	6,051,284
Synergy Health plc	494,560	7,986,285

		38,505,058

Health Care Technology—0.5%
M3, Inc.	3,264	7,053,321

Life Sciences Tools & Services—7.0%
Bruker Corp.[1]	928,910	15,354,882
EPS Corp.	4,000	5,263,295
Lonza Group AG1	144,892	10,690,386
Morphosys AG1	526,167	25,414,967
Patheon, Inc.[1]	2,602,342	14,307,547
Tecan Group AG	98,488	8,784,924
WuXi PharmaTech Cayman, Inc., ADR[1]	562,560	11,515,603

		91,331,604

Pharmaceuticals—4.2%
Almirall SA	1,867,906	22,574,258
BTG plc[1]	1,533,310	8,316,943
Hikma Pharmaceuticals plc	400,000	5,861,793
Ipsen SA	360,790	13,020,597
Santen Pharmaceutical Co. Ltd.	171,100	6,809,681

		56,583,272

	Shares	Value
Industrials—15.1%
Building Products—0.7%
Kaba Holding AG, Cl. B1	21,753	$8,494,453

Commercial Services & Supplies—1.6%
Bilfinger SE	119,000	12,455,463
Multiplus SA	493,200	7,965,164

		20,420,627

Electrical Equipment—1.6%
Nexans SA	150,000	8,254,617
Vacon OYJ	190,588	13,114,205

		21,368,822

Machinery—5.8%
Aalberts Industries NV	400,000	9,025,192
Burckhardt Compression Holding AG	32,772	12,443,366
NORMA Group	320,164	12,213,947
Pfeiffer Vacum Technology AG	49,762	5,355,779
Rotork plc	296,210	12,734,159
Spirax-Sarco Engineering plc	540,070	23,171,781

		74,944,224

Road & Rail—1.3%
ComfortDelGro Corp. Ltd.	8,543,000	12,593,265
Tegma Gestao Logistica	313,800	4,011,506

		16,604,771

Trading Companies & Distributors—3.4%
Brammer plc	1,890,530	9,904,318
Bunzl plc	839,070	16,321,731
MonotaRO Co. Ltd.	452,000	12,316,892
SIG plc	2,563,320	6,846,796

		45,389,737

Transportation Infrastructure—0.7%
Flughafen Zuerich AG	19,000	9,318,602

Information Technology—18.1%
Electronic Equipment, Instruments, & Components— 4.8%
Electrocomponents plc	3,412,000	13,875,269
Halma plc	1,510,810	11,825,969
Hirose Electric Co. Ltd.	45,100	5,822,734
Ingenico	208,190	14,022,947
Yokogawa Electric Corp.	1,306,500	15,540,424

		61,087,343

Internet Software & Services—3.8%
Blinkx plc[1]	8,387,320	16,657,206
Kakaku.com, Inc.	217,993	5,255,397
Moneysupermarket.com Group plc	3,544,230	11,112,413

2	OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares	Value
Internet Software & Services (Continued)
Opera Software ASA	859,697	$6,411,548
Telecity Group plc	713,030	10,483,122

		49,919,686

IT Services—4.6%
Optimal Payments plc[1]	1,262,490	3,155,662
Satyam Computer Services Ltd.[1]	7,158,261	13,967,128
SCSK Corp.	579,544	11,796,773
Smiles SA1	814,800	9,426,998
Wirecard AG	802,128	23,270,648

		61,617,209

Semiconductors & Semiconductor Equipment—1.6%
Dialog Semiconductor plc[1]	417,145	6,492,402
Disco Corp.	139,900	9,199,106
Imagination Technologies Group plc[1]	896,290	4,688,072

		20,379,580

Software—3.3%
Konami Corp.	317,800	7,755,844
Nemetschek AG	96,742	5,813,709
NICE Systems Ltd., Sponsored ADR	282,920	10,439,748
Temenos Group AG	454,885	10,024,202
Unit4 NV	272,228	9,547,292

		43,580,795

Materials—3.9%
Chemicals—3.7%
Bayer CropScience Ltd.	246,289	5,969,451
Croda International plc	268,180	10,005,362
Sika AG	4,969	12,254,595
Symrise AG	267,000	10,859,867
Victrex plc	356,510	9,190,024

		48,279,299

	Shares	Value
Containers & Packaging—0.2%
Greatview Aseptic Packaging Co. Ltd.	4,953,000	$3,076,008

Telecommunication Services—0.0%
Diversified Telecommunication Services—0.0%
Avanti Communications Group plc[1]	29,775	120,976

Utilities—2.0%
Energy Traders—0.5%
APR Energy plc	525,830	6,623,056

Gas Utilities—1.5%
ENN Energy Holdings Ltd.	1,946,000	10,976,176
Indraprastha Gas Ltd.	1,869,377	9,150,625

		20,126,801

Total Common Stocks (Cost $1,003,739,635)		1,287,922,326

Investment Company—1.2%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.12%[2,3] (Cost $16,204,609)	16,204,609	16,204,609

Total Investments, at Value (Cost $1,019,944,244)	99.6%	1,304,126,935

Assets in Excess of Other Liabilities 0.4		4,880,876

Net Assets	100.0%	$1,309,007,811

3	OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Footnotes to Statement of Investments

1.	Non-income producing security.
2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares August 31, 2012	Gross Additions	Gross Reductions	Shares May 31, 2013
Oppenheimer Institutional Money Market Fund, Cl. E	24,918,552	220,757,018	229,470,961	16,204,609

	Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E	$16,204,609	$26,743

3.	Rate shown is the 7-day yield as of May 31, 2013.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United Kingdom	$341,454,460	26.2%
Germany	180,172,478	13.8
Japan	143,977,584	11.0
Switzerland	116,174,508	8.9
France	62,189,853	4.8
Brazil	58,039,867	4.5
United States	57,111,118	4.4
India	53,495,505	4.1
Netherlands	31,234,775	2.4
Sweden	31,062,339	2.4
China	23,856,440	1.8
Singapore	23,824,340	1.8
Norway	23,639,645	1.8
Spain	22,576,058	1.7
Canada	18,468,000	1.4
Finland	13,114,205	1.0
Thailand	13,083,430	1.0
Australia	11,558,824	0.9
Ireland	11,003,198	0.8
Cayman Islands	10,976,176	0.8
Israel	10,439,748	0.8
Italy	9,928,222	0.8
Poland	8,939,709	0.7
Russia	8,185,050	0.6
Indonesia	7,674,903	0.6
Belgium	7,201,945	0.6
Greece	4,744,555	0.4

Total	$1,304,126,935	100.0%

4	OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued

5	OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the

6	OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

7	OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

The table below categorizes amounts as of May 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stock
Consumer Discretionary	$2,899,000	$220,317,899	$—	$223,216,899
Consumer Staples	—	89,199,045	—	89,199,045
Energy	11,567,934	—	—	11,567,934
Financials	—	137,316,831	—	137,316,831
Health Care	72,405,608	242,864,020	—	315,269,628
Industrials	—	196,541,236	—	196,541,236
Information Technology	10,439,748	226,144,865	—	236,584,613
Materials	—	51,355,307	—	51,355,307
Telecommunication Services	—	120,976	—	120,976
Utilities	—	26,749,857	—	26,749,857
Investment Company	16,204,609	—	—	16,204,609

Total Assets	$113,516,899	$1,190,610,036	$—	$1,304,126,935

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 1*	Transfers into Level 2*
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$(118,448,638)	$118,448,638
Consumer Staples	(46,022,639)	46,022,639
Financials	(65,564,459)	65,564,459
Health Care	(131,656,038)	131,656,038
Industrials	(127,976,964)	127,976,964
Information Technology	(136,315,279)	136,315,279
Materials	(44,285,965)	44,285,965
Utilities	(9,397,843)	9,397,843

Total Assets	$(679,667,825)	$679,667,825

*	Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,020,003,162
Federal tax cost of other investments	382,277

Total federal tax cost	$1,020,385,439

Gross unrealized appreciation	$368,148,835
Gross unrealized depreciation	(84,025,837)

Net unrealized appreciation	$284,122,998

8	OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small Company Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	7/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	7/9/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	7/9/2013